DEFERRED TAX - Summary of Amounts Determined After Appropriate Offsetting (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Deferred Tax [Abstract]
Deferred tax asset	$ 5,741	$ 6,418
Deferred tax liability	(7,339)	(2,258)
Net deferred tax (liabilities) assets	$ (1,598)	$ 4,160